OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2022
Comperhensive Income Tables Abstract
Schedule of Accumulated Other Comprehensive Loss
The following table shows the changes of accumulated other comprehensive loss, for the six months ended June 30, 2022:

	Six months ended June 30, 2022
	Foreign currency translation adjustments	Unrealized losses on cash flow hedges	Total

Beginning balance	$(6,365)	$8	$(6,357)

Other comprehensive loss before reclassifications	135	(2,397)	(2,262)
Amounts reclassified from accumulated other comprehensive income	-	642	642

Net current-period other comprehensive loss	135	(1,755)	(1,620)

Ending balance	$(6,230)	$(1,747)	$(7,977)